Revenues (Disaggregation Of Revenues) (Details) - USD ($) $ in Millions	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2022	Sep. 30, 2021	Sep. 30, 2022	Sep. 30, 2021	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disaggregation of Revenue [Line Items]
Total revenues contributing to earnings	$ 1,128	$ 1,009	$ 3,078	$ 2,766	$ 3,679	$ 3,492	$ 3,292
Total revenues collected for pass-through expenses	310	277	902	806	1,085	1,019	1,055
Total operating revenues	1,438	1,286	3,980	3,572	4,764	4,511	4,347
Distribution Base Revenues [Member]
Disaggregation of Revenue [Line Items]
Total revenues contributing to earnings	710	650	1,888	1,708	2,217	2,156	2,143
Transmission Base Revenues (TCOS Revenues) [Member]
Disaggregation of Revenue [Line Items]
Total revenues contributing to earnings	369	340	1,101	1,004	1,358	1,249	1,072
Transmission Base Revenues (TCOS Revenues) [Member] | Third-Party Wholesale Customers [Member]
Disaggregation of Revenue [Line Items]
Total revenues contributing to earnings	237	220	707	649	879	803	681
Transmission Base Revenues (TCOS Revenues) [Member] | REPS Serving Oncor Distribution Customers, Through TCRF [Member]
Disaggregation of Revenue [Line Items]
Total revenues contributing to earnings	132	120	394	355	479	446	391
Other Miscellaneous Revenues [Member]
Disaggregation of Revenue [Line Items]
Total revenues contributing to earnings	49	19	89	54	104	87	77
TCRF - Third-party Wholesale Transmission Service [Member]
Disaggregation of Revenue [Line Items]
Total revenues collected for pass-through expenses	291	261	862	770	1,039	975	1,005
EECRF [Member]
Disaggregation of Revenue [Line Items]
Total revenues collected for pass-through expenses	$ 19	$ 16	$ 40	$ 36	$ 46	$ 44	$ 50